Capital management (Tables)	12 Months Ended
Dec. 31, 2024
Capital management
Schedule of net debt to equity ratio

	31 December	31 December	31 December
US$thousand	2024	2023	2022

Loans and borrowings	403,191	448,875	786
Lease liabilities	10,233	15,806	—
Trade and other payables	51,050	87,562	927
Derivative financial liabilities	79,244	98,527	7,443
Other financial liabilities	142,039	217,616	280,996
Cash	(171,897)	(32,372)	(42)
Net debt	513,860	836,014	290,110
Equity	555,493	268,027	(19,961)
Net debt to equity ratio	0.93	3.12	(14.53)